Label	Element	Value
International Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks income and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy.  For information on these charges, please refer to the applicable contract or policy prospectus.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.  This Fund is new and does not yet have a turnover rate.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds.  The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown.  Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be higher if they did.  Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.  Substantially all of these equity securities consist of common stock of non-U.S. companies located in developed countries that pay above average dividend yields or that have a history of increasing dividends paid to shareholders.  Companies that pay above average dividend yields or that have a history of increasing dividends paid to shareholders may have lower valuations and be considered undervalued compared to the broader stock market.  The Fund primarily invests in common stocks of large and mid-capitalization companies.  The sub-adviser generally considers a company to be large-capitalization or mid-capitalization if the company’s market capitalization is in the range of companies represented in the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (Net).  As of September 30, 2019, the market capitalization range of the MSCI EAFE Index (Net) was approximately $1.0 billion to $332.6 billion.

The sub-adviser uses a rules-based approach in selecting investments for the Fund that selects the stocks within the universe based on dividend-paying criteria and financial characteristics of the company.  Each portfolio security’s weighting is capped at 2.5% of the Fund’s assets, but the sub-adviser may increase this maximum position size based on qualitative factors in order to help achieve the Fund’s investment goal.  Generally, the Fund will hold between 350-500 securities.

The sub-adviser may sell a security when it no longer meets the sub-adviser’s investment criteria, such as when a dividend yield is no longer being paid, is reduced, or the price of an issuer has appreciated to the point where the sub-adviser believes assets can be redeployed into opportunities believed to be more promising.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.  There is no guarantee that the Fund will achieve its investment goal.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Italicized terms refer to other Principal Risks described below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the key principal risks and other principal risks described below (presented alphabetically for reader ease):

Key Principal Risks:

•         Dividend-Oriented Companies Risk:  Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could reduce the value of the issuer’s stock and the yield of the Fund and lower performance for the Fund.

•         Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

•         Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions.  These factors can make foreign investments more volatile and less liquid than U.S. investments.  In addition, foreign markets can react differently to these conditions than the U.S. market.  Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

•         Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Other Principal Risks:

•         Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

•         Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

•         Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk.  In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

•         Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater risk of their values going up or down rapidly or unpredictably and be more vulnerable to economic, market and industry changes than larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations and does not have a full calendar year of performance.  Thus, a performance bar chart and table are not included for the Fund.  A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund.
International Equity Income Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 246
International Equity Income Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	58
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 183

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.